Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2026
Organization And Principal Activities
Schedule of subsidiaries

Name	Background	Ownership
Soft Cloud Technology Limited	A Hong Kong company formed on December 24, 2020	100% owned by Ruanyun Edai Technology Inc.
Rollingthunder Technology (Jiangxi) Co., Ltd	A PRC company formed on January 19, 2021	100% owned by Soft Cloud Technology Limited
Jiangxi Ruanyun Technology Co., Ltd.	A PRC company formed on March 27, 2012	VIE of Rollingthunder Technology (Jiangxi) Co., Ltd
Jiangxi Ruanyun Technology Co., Ltd. (Shenzhen Branch)	A PRC company formed on March 27, 2017	100% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Alphabet Technology Co., Ltd.	A PRC company formed on February 21, 2017	70% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Huizuoye Technology Co., Ltd.	A PRC company formed on April 8, 2021	51% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.	A PRC company formed on November 15, 2023	100% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Yunxiaotong Technology Co., Ltd	A PRC company formed on September 11, 2025	51% owned by Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.
Gongqing City Yunxiao Bulter Technology Co., Ltd	A PRC company formed on September 16, 2025	100% owned by Jiangxi Yunxiaotong Technology Co., Ltd
Chongqing Huizhi Plan Technology Co., Ltd	A PRC company formed on July 18, 2025	60% owned by Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.
Soft Cloud Smart Technology Company	A Saudi Arabia company formed on December 15, 2025	100% owned by Ruanyun Edai Technology Inc.
Formind Global Holdings Sdn. Bhd*.	A Malaysia company formed on April 30, 2026	100% owned by Ruanyun Edai Technology Inc.

*This subsidiary was formed after March 31, 2026 and is not reflected in the consolidated financial statements included herein (see also Note 15).

Schedule of consolidated assets and liabilities information

	March 31,
	2026	2025
Current assets	$5,274,653	$4,278,903
Non-current assets	678,269	1,596,095
Total assets	$5,952,922	$5,874,998

Current liabilities	$8,897,651	$6,381,149
Non-current liabilities	—	—
Total liabilities	$8,897,651	$6,381,149

	For the Years Ended March 31,
	2026	2025
Revenue	$7,481,411	$6,685,387
Net loss	(4,829,492)	(517,723)
Net cash provided by (used in) operating activities	8,043,283	(1,819,988)
Net cash used in investing activities	(64,573)	(162,779)
Net cash (used in) provided by financing activities	$(350,610)	$1,558,088